Non-controlling interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Equity attributable to non-controlling interests	$ 85	$ 23	$ 21
Equity	40,871	39,166	37,058	$ 39,287
Total comprehensive income (losses)	5	6	2
Results attributable to non-controlling interests	$ 6	$ 6	$ 5
Acerta Pharma Bv [Member]
Disclosure of subsidiaries [line items]
Percentage of equity owned in subsidiaries	100.00%
Caelum Biosciences Inc.
Disclosure of subsidiaries [line items]
Percentage of equity owned in subsidiaries	100.00%